Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 253	$ 270	$ 454	$ 544	$ 787	$ 714
Cost of revenue:
Total cost of revenue	303	673	545	1,078	2,239	855
Gross deficit	(50)	(403)	(91)	(534)	(1,452)	(141)
Expenses:
General and administrative	1,078	1,716	2,262	3,126	7,139	4,236
Depreciation	5	1	6	1	1	17
Acquisition services		1,094		1,874	1,874
Intangible asset impairment charge					3,761
Total expenses	1,083	2,811	2,268	5,001	12,775	4,253
Loss from operations	(1,133)	(3,214)	(2,359)	(5,535)	(14,227)	(4,394)
Other income and expense:
Interest expense	(16)	(17)	(32)	(390)	(428)	(666)
Foreign exchange	(1)	(1)	(2)	(1)	(5)	1
Other income			553		989
Total other income and expense	(17)	(18)	519	(391)	556	(665)
Loss on continuing operations	(1,150)	(3,232)	(1,840)	(5,926)	(13,671)	(5,059)
Loss from discontinued operations		(296)		(296)	(908)	(2,375)
Net loss	(1,150)	(3,528)	(1,840)	(6,222)	(14,579)	(7,434)
Net loss attributable to non-controlling interest	66	346	100	466	810
Net loss attributable to One Horizon Group, Inc. common stockholders	$ (1,084)	$ (3,182)	$ (1,740)	$ (5,756)	$ (13,769)	$ (7,434)
Earnings per share
Basic and diluted net loss per share - continuing operations	$ (0.01)	$ (0.08)	$ (0.02)	$ (0.16)	$ (0.27)	$ (0.40)
Basic and diluted net loss per share - discontinued operations		$ (0.01)		$ (0.01)	$ (0.02)	$ (0.19)
Weighted average number of shares outstanding
Basic and diluted	90,028	41,366	89,223	36,902	50,857	12,534
Software And Production Costs
Cost of revenue:
Total cost of revenue	$ 88	$ 17	$ 170	$ 17	$ 91
Amortization Of Intangible Assets
Cost of revenue:
Total cost of revenue	$ 215	$ 656	$ 375	$ 1,061	$ 2,148	$ 855